Merger and Reverse Recapitalization (Tables)	9 Months Ended
Sep. 30, 2025
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of Reconciliation of Merger To Cash Flows and Stockholders' Equity
The following table reconciles the elements of the Merger to the condensed consolidated statement of cash flows and the condensed consolidated statement of stockholders’ equity (deficit) for the nine months ended September 30, 2025:

(Amounts in thousands)	Recapitalization
Cash - BurTech trust and cash, net of redemptions	$37,259
Less: Non-redemption escrow	(33,061)
Cash - PIPE	15,295
Less: transaction costs and advisory paid by BurTech	(3,619)

Net cash proceeds from Merger	15,874
Other earnout shares	(126,025)
Non-cash net liabilities assumed from BurTech	(16,013)

Total Merger and PIPE financing	$(126,164)

Schedule of Number of Shares of Common Stock Outstanding on Merger
The number of shares of common stock outstanding immediately following the consummation of the Merger:

BurTech Class A common stock, outstanding prior to the Merger	10,816,995
Sponsor forfeiture	(2,000,000)
BurTech Class A common stock subject to redemption, outstanding prior to the Merger	4,104,543
Shareholder Note receivable	750,000
Redemption of BurTech Class A common stock	(937,844)
BurTech Class A Shares in non-redemption escrow	(2,854,242)

Class A common stock of BurTech	9,879,452
PIPE shares	1,529,500
BurTech Class B common stock, outstanding prior to the Merger	5

Merger and PIPE financing shares	11,408,957
Legacy Blaize shares	87,314,968
Issuance of common stock to advisors	94,949

Common stock immediately after the Merger	98,818,874

Schedule of Legacy Share Reconciliation
The number of Legacy Blaize shares was determined as follows:

	Legacy Blaize Shares	Legacy Blaize Shares After Conversion
Common stock	17,518,791	13,663,527
Conversion of redeemable convertible preferred stock	44,506,781	34,712,525
Conversion of convertible notes	40,302,382	31,433,259
Net exercise of legacy warrants	9,623,432	7,505,657

Common stock immediately after the Merger	111,951,386	87,314,968